Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund
Entity Central Index Key	0000356494
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
VIP Value Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 687,690,017
Holdings Count | shares	113
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$687,690,017
Number of Holdings	113
Portfolio Turnover	104%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.7 Information Technology 14.2 Industrials 14.0 Health Care 13.2 Consumer Discretionary 11.2 Energy 6.9 Consumer Staples 5.6 Real Estate 4.2 Utilities 3.9 Materials 3.6 Communication Services 3.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 93.2 Canada 2.6 United Kingdom 2.2 Puerto Rico 1.0 Hong Kong 0.5 Portugal 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Canada - 2.6 United Kingdom - 2.2 Puerto Rico - 1.0 Hong Kong - 0.5 Portugal - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 6.2 Apple Inc 5.1 Microsoft Corp 3.2 Western Digital Corp 2.4 Exxon Mobil Corp 2.0 Alphabet Inc Class A 1.9 Wells Fargo & Co 1.7 GSK PLC ADR 1.6 Molina Healthcare Inc 1.5 Welltower Inc 1.4 27.0
VIP Value Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 687,690,017
Holdings Count | shares	113
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$687,690,017
Number of Holdings	113
Portfolio Turnover	104%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.7 Information Technology 14.2 Industrials 14.0 Health Care 13.2 Consumer Discretionary 11.2 Energy 6.9 Consumer Staples 5.6 Real Estate 4.2 Utilities 3.9 Materials 3.6 Communication Services 3.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 93.2 Canada 2.6 United Kingdom 2.2 Puerto Rico 1.0 Hong Kong 0.5 Portugal 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Canada - 2.6 United Kingdom - 2.2 Puerto Rico - 1.0 Hong Kong - 0.5 Portugal - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 6.2 Apple Inc 5.1 Microsoft Corp 3.2 Western Digital Corp 2.4 Exxon Mobil Corp 2.0 Alphabet Inc Class A 1.9 Wells Fargo & Co 1.7 GSK PLC ADR 1.6 Molina Healthcare Inc 1.5 Welltower Inc 1.4 27.0
VIP Value Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 687,690,017
Holdings Count | shares	113
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$687,690,017
Number of Holdings	113
Portfolio Turnover	104%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.7 Information Technology 14.2 Industrials 14.0 Health Care 13.2 Consumer Discretionary 11.2 Energy 6.9 Consumer Staples 5.6 Real Estate 4.2 Utilities 3.9 Materials 3.6 Communication Services 3.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 93.2 Canada 2.6 United Kingdom 2.2 Puerto Rico 1.0 Hong Kong 0.5 Portugal 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Canada - 2.6 United Kingdom - 2.2 Puerto Rico - 1.0 Hong Kong - 0.5 Portugal - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 6.2 Apple Inc 5.1 Microsoft Corp 3.2 Western Digital Corp 2.4 Exxon Mobil Corp 2.0 Alphabet Inc Class A 1.9 Wells Fargo & Co 1.7 GSK PLC ADR 1.6 Molina Healthcare Inc 1.5 Welltower Inc 1.4 27.0
VIP Value Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 687,690,017
Holdings Count | shares	113
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$687,690,017
Number of Holdings	113
Portfolio Turnover	104%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.7 Information Technology 14.2 Industrials 14.0 Health Care 13.2 Consumer Discretionary 11.2 Energy 6.9 Consumer Staples 5.6 Real Estate 4.2 Utilities 3.9 Materials 3.6 Communication Services 3.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 93.2 Canada 2.6 United Kingdom 2.2 Puerto Rico 1.0 Hong Kong 0.5 Portugal 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Canada - 2.6 United Kingdom - 2.2 Puerto Rico - 1.0 Hong Kong - 0.5 Portugal - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 6.2 Apple Inc 5.1 Microsoft Corp 3.2 Western Digital Corp 2.4 Exxon Mobil Corp 2.0 Alphabet Inc Class A 1.9 Wells Fargo & Co 1.7 GSK PLC ADR 1.6 Molina Healthcare Inc 1.5 Welltower Inc 1.4 27.0
VIP Stock Selector Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 4,995,338,038
Holdings Count | shares	386
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,995,338,038
Number of Holdings	386
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.8 Financials 11.5 Communication Services 10.2 Consumer Discretionary 9.2 Industrials 9.1 Health Care 9.0 Consumer Staples 4.6 Energy 2.9 Utilities 2.0 Materials 1.8 Real Estate 1.8 Common Stocks 98.2 Preferred Stocks 0.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.7 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 96.2 Taiwan 1.7 Canada 0.8 Netherlands 0.5 United Kingdom 0.4 Denmark 0.2 Belgium 0.1 Korea (South) 0.1 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 Taiwan - 1.7 Canada - 0.8 Netherlands - 0.5 United Kingdom - 0.4 Denmark - 0.2 Belgium - 0.1 Korea (South) - 0.1 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.1 Apple Inc 5.9 Amazon.com Inc 4.0 Microsoft Corp 3.8 Broadcom Inc 2.7 Micron Technology Inc 2.2 Tesla Inc 1.7 Mastercard Inc Class A 1.7 Meta Platforms Inc Class A 1.5 38.9
VIP Stock Selector Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 4,995,338,038
Holdings Count | shares	386
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,995,338,038
Number of Holdings	386
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.8 Financials 11.5 Communication Services 10.2 Consumer Discretionary 9.2 Industrials 9.1 Health Care 9.0 Consumer Staples 4.6 Energy 2.9 Utilities 2.0 Materials 1.8 Real Estate 1.8 Common Stocks 98.2 Preferred Stocks 0.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.7 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 96.2 Taiwan 1.7 Canada 0.8 Netherlands 0.5 United Kingdom 0.4 Denmark 0.2 Belgium 0.1 Korea (South) 0.1 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 Taiwan - 1.7 Canada - 0.8 Netherlands - 0.5 United Kingdom - 0.4 Denmark - 0.2 Belgium - 0.1 Korea (South) - 0.1 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.1 Apple Inc 5.9 Amazon.com Inc 4.0 Microsoft Corp 3.8 Broadcom Inc 2.7 Micron Technology Inc 2.2 Tesla Inc 1.7 Mastercard Inc Class A 1.7 Meta Platforms Inc Class A 1.5 38.9
VIP Stock Selector Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 4,995,338,038
Holdings Count | shares	386
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,995,338,038
Number of Holdings	386
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.8 Financials 11.5 Communication Services 10.2 Consumer Discretionary 9.2 Industrials 9.1 Health Care 9.0 Consumer Staples 4.6 Energy 2.9 Utilities 2.0 Materials 1.8 Real Estate 1.8 Common Stocks 98.2 Preferred Stocks 0.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.7 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 96.2 Taiwan 1.7 Canada 0.8 Netherlands 0.5 United Kingdom 0.4 Denmark 0.2 Belgium 0.1 Korea (South) 0.1 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 Taiwan - 1.7 Canada - 0.8 Netherlands - 0.5 United Kingdom - 0.4 Denmark - 0.2 Belgium - 0.1 Korea (South) - 0.1 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.1 Apple Inc 5.9 Amazon.com Inc 4.0 Microsoft Corp 3.8 Broadcom Inc 2.7 Micron Technology Inc 2.2 Tesla Inc 1.7 Mastercard Inc Class A 1.7 Meta Platforms Inc Class A 1.5 38.9
VIP Stock Selector Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.54%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
Net Assets	$ 4,995,338,038
Holdings Count | shares	386
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$4,995,338,038
Number of Holdings	386
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.8 Financials 11.5 Communication Services 10.2 Consumer Discretionary 9.2 Industrials 9.1 Health Care 9.0 Consumer Staples 4.6 Energy 2.9 Utilities 2.0 Materials 1.8 Real Estate 1.8 Common Stocks 98.2 Preferred Stocks 0.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.7 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 96.2 Taiwan 1.7 Canada 0.8 Netherlands 0.5 United Kingdom 0.4 Denmark 0.2 Belgium 0.1 Korea (South) 0.1 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 Taiwan - 1.7 Canada - 0.8 Netherlands - 0.5 United Kingdom - 0.4 Denmark - 0.2 Belgium - 0.1 Korea (South) - 0.1 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.1 Apple Inc 5.9 Amazon.com Inc 4.0 Microsoft Corp 3.8 Broadcom Inc 2.7 Micron Technology Inc 2.2 Tesla Inc 1.7 Mastercard Inc Class A 1.7 Meta Platforms Inc Class A 1.5 38.9
VIP Overseas Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 2,307,687,000
Holdings Count | shares	77
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,307,687,000
Number of Holdings	77
Portfolio Turnover	83%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.3 Financials 21.6 Information Technology 19.5 Health Care 8.0 Materials 7.9 Consumer Discretionary 5.9 Consumer Staples 4.7 Utilities 3.4 Communication Services 0.6 Energy 0.6 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 22.2 United Kingdom 15.0 United States 12.4 Spain 8.1 Netherlands 7.9 France 7.4 Germany 5.8 Italy 4.3 Taiwan 2.9 Others 14.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.2 United Kingdom - 15.0 United States - 12.4 Spain - 8.1 Netherlands - 7.9 France - 7.4 Germany - 5.8 Italy - 4.3 Taiwan - 2.9 Others - 14.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Banco Santander SA 3.2 Rolls-Royce Holdings PLC 3.0 Schneider Electric SE 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Safran SA 2.7 Iberdrola SA 2.5 CaixaBank SA 2.4 Allianz SE 2.4 Advantest Corp 2.4 30.0
VIP Overseas Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 2,307,687,000
Holdings Count | shares	77
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,307,687,000
Number of Holdings	77
Portfolio Turnover	83%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.3 Financials 21.6 Information Technology 19.5 Health Care 8.0 Materials 7.9 Consumer Discretionary 5.9 Consumer Staples 4.7 Utilities 3.4 Communication Services 0.6 Energy 0.6 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 22.2 United Kingdom 15.0 United States 12.4 Spain 8.1 Netherlands 7.9 France 7.4 Germany 5.8 Italy 4.3 Taiwan 2.9 Others 14.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.2 United Kingdom - 15.0 United States - 12.4 Spain - 8.1 Netherlands - 7.9 France - 7.4 Germany - 5.8 Italy - 4.3 Taiwan - 2.9 Others - 14.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Banco Santander SA 3.2 Rolls-Royce Holdings PLC 3.0 Schneider Electric SE 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Safran SA 2.7 Iberdrola SA 2.5 CaixaBank SA 2.4 Allianz SE 2.4 Advantest Corp 2.4 30.0
VIP Overseas Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 2,307,687,000
Holdings Count | shares	77
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,307,687,000
Number of Holdings	77
Portfolio Turnover	83%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.3 Financials 21.6 Information Technology 19.5 Health Care 8.0 Materials 7.9 Consumer Discretionary 5.9 Consumer Staples 4.7 Utilities 3.4 Communication Services 0.6 Energy 0.6 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 22.2 United Kingdom 15.0 United States 12.4 Spain 8.1 Netherlands 7.9 France 7.4 Germany 5.8 Italy 4.3 Taiwan 2.9 Others 14.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.2 United Kingdom - 15.0 United States - 12.4 Spain - 8.1 Netherlands - 7.9 France - 7.4 Germany - 5.8 Italy - 4.3 Taiwan - 2.9 Others - 14.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Banco Santander SA 3.2 Rolls-Royce Holdings PLC 3.0 Schneider Electric SE 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Safran SA 2.7 Iberdrola SA 2.5 CaixaBank SA 2.4 Allianz SE 2.4 Advantest Corp 2.4 30.0
VIP Overseas Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 2,307,687,000
Holdings Count | shares	77
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,307,687,000
Number of Holdings	77
Portfolio Turnover	83%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.3 Financials 21.6 Information Technology 19.5 Health Care 8.0 Materials 7.9 Consumer Discretionary 5.9 Consumer Staples 4.7 Utilities 3.4 Communication Services 0.6 Energy 0.6 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 22.2 United Kingdom 15.0 United States 12.4 Spain 8.1 Netherlands 7.9 France 7.4 Germany 5.8 Italy 4.3 Taiwan 2.9 Others 14.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.2 United Kingdom - 15.0 United States - 12.4 Spain - 8.1 Netherlands - 7.9 France - 7.4 Germany - 5.8 Italy - 4.3 Taiwan - 2.9 Others - 14.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 5.8 Banco Santander SA 3.2 Rolls-Royce Holdings PLC 3.0 Schneider Electric SE 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Safran SA 2.7 Iberdrola SA 2.5 CaixaBank SA 2.4 Allianz SE 2.4 Advantest Corp 2.4 30.0
VIP High Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 800,910,823
Holdings Count | shares	796
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$800,910,823
Number of Holdings	796
Portfolio Turnover	64%

Holdings [Text Block]	BBB 6.5 BB 38.1 B 33.3 CCC,CC,C 12.0 D 0.1 Not Rated 4.8 Equities 1.6 Short-Term Investments and Net Other Assets (Liabilities) 3.6 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 6.5 BB - 38.1 B - 33.3 CCC,CC,C - 12.0 D - 0.1 Not Rated - 4.8 Equities - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.3 Bank Loan Obligations 10.8 Preferred Securities 4.9 Alternative Funds 1.4 Common Stocks 0.8 Preferred Stocks 0.8 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.3 Bank Loan Obligations - 10.8 Preferred Securities - 4.9 Alternative Funds - 1.4 Common Stocks - 0.8 Preferred Stocks - 0.8 Asset-Backed Securities - 0.2 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 88.9 Canada 2.0 United Kingdom 1.5 France 1.5 Ireland 0.6 Brazil 0.6 Switzerland 0.5 Luxembourg 0.5 Colombia 0.4 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 2.0 United Kingdom - 1.5 France - 1.5 Ireland - 0.6 Brazil - 0.6 Switzerland - 0.5 Luxembourg - 0.5 Colombia - 0.4 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 1.4 TransDigm Inc 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.1 1261229 BC Ltd 1.1 NRG Energy Inc 1.0 Citigroup Inc 1.0 Sunoco LP 0.9 Carnival Corp Ltd 0.9 Altice France SA 0.8 CoreWeave Inc 0.8 10.4
VIP High Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 800,910,823
Holdings Count | shares	796
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$800,910,823
Number of Holdings	796
Portfolio Turnover	64%

Holdings [Text Block]	BBB 6.5 BB 38.1 B 33.3 CCC,CC,C 12.0 D 0.1 Not Rated 4.8 Equities 1.6 Short-Term Investments and Net Other Assets (Liabilities) 3.6 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 6.5 BB - 38.1 B - 33.3 CCC,CC,C - 12.0 D - 0.1 Not Rated - 4.8 Equities - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.3 Bank Loan Obligations 10.8 Preferred Securities 4.9 Alternative Funds 1.4 Common Stocks 0.8 Preferred Stocks 0.8 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.3 Bank Loan Obligations - 10.8 Preferred Securities - 4.9 Alternative Funds - 1.4 Common Stocks - 0.8 Preferred Stocks - 0.8 Asset-Backed Securities - 0.2 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 88.9 Canada 2.0 United Kingdom 1.5 France 1.5 Ireland 0.6 Brazil 0.6 Switzerland 0.5 Luxembourg 0.5 Colombia 0.4 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 2.0 United Kingdom - 1.5 France - 1.5 Ireland - 0.6 Brazil - 0.6 Switzerland - 0.5 Luxembourg - 0.5 Colombia - 0.4 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 1.4 TransDigm Inc 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.1 1261229 BC Ltd 1.1 NRG Energy Inc 1.0 Citigroup Inc 1.0 Sunoco LP 0.9 Carnival Corp Ltd 0.9 Altice France SA 0.8 CoreWeave Inc 0.8 10.4
VIP High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 800,910,823
Holdings Count | shares	796
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$800,910,823
Number of Holdings	796
Portfolio Turnover	64%

Holdings [Text Block]	BBB 6.5 BB 38.1 B 33.3 CCC,CC,C 12.0 D 0.1 Not Rated 4.8 Equities 1.6 Short-Term Investments and Net Other Assets (Liabilities) 3.6 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 6.5 BB - 38.1 B - 33.3 CCC,CC,C - 12.0 D - 0.1 Not Rated - 4.8 Equities - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.3 Bank Loan Obligations 10.8 Preferred Securities 4.9 Alternative Funds 1.4 Common Stocks 0.8 Preferred Stocks 0.8 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.3 Bank Loan Obligations - 10.8 Preferred Securities - 4.9 Alternative Funds - 1.4 Common Stocks - 0.8 Preferred Stocks - 0.8 Asset-Backed Securities - 0.2 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 88.9 Canada 2.0 United Kingdom 1.5 France 1.5 Ireland 0.6 Brazil 0.6 Switzerland 0.5 Luxembourg 0.5 Colombia 0.4 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 2.0 United Kingdom - 1.5 France - 1.5 Ireland - 0.6 Brazil - 0.6 Switzerland - 0.5 Luxembourg - 0.5 Colombia - 0.4 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 1.4 TransDigm Inc 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.1 1261229 BC Ltd 1.1 NRG Energy Inc 1.0 Citigroup Inc 1.0 Sunoco LP 0.9 Carnival Corp Ltd 0.9 Altice France SA 0.8 CoreWeave Inc 0.8 10.4
VIP High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 800,910,823
Holdings Count | shares	796
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$800,910,823
Number of Holdings	796
Portfolio Turnover	64%

Holdings [Text Block]	BBB 6.5 BB 38.1 B 33.3 CCC,CC,C 12.0 D 0.1 Not Rated 4.8 Equities 1.6 Short-Term Investments and Net Other Assets (Liabilities) 3.6 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 6.5 BB - 38.1 B - 33.3 CCC,CC,C - 12.0 D - 0.1 Not Rated - 4.8 Equities - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.3 Bank Loan Obligations 10.8 Preferred Securities 4.9 Alternative Funds 1.4 Common Stocks 0.8 Preferred Stocks 0.8 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.3 Bank Loan Obligations - 10.8 Preferred Securities - 4.9 Alternative Funds - 1.4 Common Stocks - 0.8 Preferred Stocks - 0.8 Asset-Backed Securities - 0.2 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 88.9 Canada 2.0 United Kingdom 1.5 France 1.5 Ireland 0.6 Brazil 0.6 Switzerland 0.5 Luxembourg 0.5 Colombia 0.4 Others 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 2.0 United Kingdom - 1.5 France - 1.5 Ireland - 0.6 Brazil - 0.6 Switzerland - 0.5 Luxembourg - 0.5 Colombia - 0.4 Others - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 1.4 TransDigm Inc 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.1 1261229 BC Ltd 1.1 NRG Energy Inc 1.0 Citigroup Inc 1.0 Sunoco LP 0.9 Carnival Corp Ltd 0.9 Altice France SA 0.8 CoreWeave Inc 0.8 10.4
VIP Growth Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 12,487,965,531
Holdings Count | shares	145
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$12,487,965,531
Number of Holdings	145
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.1 Communication Services 13.5 Industrials 9.7 Health Care 8.1 Consumer Discretionary 7.2 Materials 4.3 Financials 3.9 Energy 0.8 Utilities 0.2 Real Estate 0.2 Common Stocks 97.4 Preferred Stocks 1.6 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.0 Taiwan 3.5 Canada 0.9 Chile 0.7 Belgium 0.7 Netherlands 0.6 Luxembourg 0.6 Australia 0.5 Korea (South) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.5 Canada - 0.9 Chile - 0.7 Belgium - 0.7 Netherlands - 0.6 Luxembourg - 0.6 Australia - 0.5 Korea (South) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Alphabet Inc Class A 10.5 Apple Inc 5.0 Broadcom Inc 4.3 Eli Lilly & Co 3.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.3 Advanced Micro Devices Inc 2.8 Micron Technology Inc 2.6 Tesla Inc 2.4 Amazon.com Inc 2.3 50.5
VIP Growth Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 12,487,965,531
Holdings Count | shares	145
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$12,487,965,531
Number of Holdings	145
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.1 Communication Services 13.5 Industrials 9.7 Health Care 8.1 Consumer Discretionary 7.2 Materials 4.3 Financials 3.9 Energy 0.8 Utilities 0.2 Real Estate 0.2 Common Stocks 97.4 Preferred Stocks 1.6 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.0 Taiwan 3.5 Canada 0.9 Chile 0.7 Belgium 0.7 Netherlands 0.6 Luxembourg 0.6 Australia 0.5 Korea (South) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.5 Canada - 0.9 Chile - 0.7 Belgium - 0.7 Netherlands - 0.6 Luxembourg - 0.6 Australia - 0.5 Korea (South) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Alphabet Inc Class A 10.5 Apple Inc 5.0 Broadcom Inc 4.3 Eli Lilly & Co 3.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.3 Advanced Micro Devices Inc 2.8 Micron Technology Inc 2.6 Tesla Inc 2.4 Amazon.com Inc 2.3 50.5
VIP Growth Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 12,487,965,531
Holdings Count | shares	145
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$12,487,965,531
Number of Holdings	145
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.1 Communication Services 13.5 Industrials 9.7 Health Care 8.1 Consumer Discretionary 7.2 Materials 4.3 Financials 3.9 Energy 0.8 Utilities 0.2 Real Estate 0.2 Common Stocks 97.4 Preferred Stocks 1.6 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.0 Taiwan 3.5 Canada 0.9 Chile 0.7 Belgium 0.7 Netherlands 0.6 Luxembourg 0.6 Australia 0.5 Korea (South) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.5 Canada - 0.9 Chile - 0.7 Belgium - 0.7 Netherlands - 0.6 Luxembourg - 0.6 Australia - 0.5 Korea (South) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Alphabet Inc Class A 10.5 Apple Inc 5.0 Broadcom Inc 4.3 Eli Lilly & Co 3.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.3 Advanced Micro Devices Inc 2.8 Micron Technology Inc 2.6 Tesla Inc 2.4 Amazon.com Inc 2.3 50.5
VIP Growth Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.54%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
Net Assets	$ 12,487,965,531
Holdings Count | shares	145
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$12,487,965,531
Number of Holdings	145
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.1 Communication Services 13.5 Industrials 9.7 Health Care 8.1 Consumer Discretionary 7.2 Materials 4.3 Financials 3.9 Energy 0.8 Utilities 0.2 Real Estate 0.2 Common Stocks 97.4 Preferred Stocks 1.6 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.0 Taiwan 3.5 Canada 0.9 Chile 0.7 Belgium 0.7 Netherlands 0.6 Luxembourg 0.6 Australia 0.5 Korea (South) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.5 Canada - 0.9 Chile - 0.7 Belgium - 0.7 Netherlands - 0.6 Luxembourg - 0.6 Australia - 0.5 Korea (South) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Alphabet Inc Class A 10.5 Apple Inc 5.0 Broadcom Inc 4.3 Eli Lilly & Co 3.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.3 Advanced Micro Devices Inc 2.8 Micron Technology Inc 2.6 Tesla Inc 2.4 Amazon.com Inc 2.3 50.5
VIP Floating Rate High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 417,138,920
Holdings Count | shares	543
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$417,138,920
Number of Holdings	543
Portfolio Turnover	44%

Holdings [Text Block]	BBB 3.2 BB 21.8 B 59.2 CCC,CC,C 7.0 Not Rated 4.2 Equities 1.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 3.2 BB - 21.8 B - 59.2 CCC,CC,C - 7.0 Not Rated - 4.2 Equities - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.7 Corporate Bonds 3.4 Common Stocks 1.1 Alternative Funds 0.7 Asset-Backed Securities 0.4 Preferred Securities 0.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.7 Corporate Bonds - 3.4 Common Stocks - 1.1 Alternative Funds - 0.7 Asset-Backed Securities - 0.4 Preferred Securities - 0.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 92.0 United Kingdom 2.5 France 1.3 Canada 1.1 Grand Cayman (UK Overseas Ter) 0.6 Netherlands 0.5 Switzerland 0.4 Luxembourg 0.3 Germany 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.0 United Kingdom - 2.5 France - 1.3 Canada - 1.1 Grand Cayman (UK Overseas Ter) - 0.6 Netherlands - 0.5 Switzerland - 0.4 Luxembourg - 0.3 Germany - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.6 Asurion LLC 1.8 Acrisure LLC 1.4 Fertitta Entertainment LLC/NV 1.3 TransDigm Inc 1.3 Clydesdale Acquisition Holdings Inc 1.2 MH Sub I LLC 1.2 Altice France SA 1.1 AI Aqua Merger Sub Inc 1.1 Neptune Bidco US Inc 1.0 14.0
VIP Floating Rate High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 417,138,920
Holdings Count | shares	543
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$417,138,920
Number of Holdings	543
Portfolio Turnover	44%

Holdings [Text Block]	BBB 3.2 BB 21.8 B 59.2 CCC,CC,C 7.0 Not Rated 4.2 Equities 1.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 3.2 BB - 21.8 B - 59.2 CCC,CC,C - 7.0 Not Rated - 4.2 Equities - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.7 Corporate Bonds 3.4 Common Stocks 1.1 Alternative Funds 0.7 Asset-Backed Securities 0.4 Preferred Securities 0.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.7 Corporate Bonds - 3.4 Common Stocks - 1.1 Alternative Funds - 0.7 Asset-Backed Securities - 0.4 Preferred Securities - 0.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 92.0 United Kingdom 2.5 France 1.3 Canada 1.1 Grand Cayman (UK Overseas Ter) 0.6 Netherlands 0.5 Switzerland 0.4 Luxembourg 0.3 Germany 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.0 United Kingdom - 2.5 France - 1.3 Canada - 1.1 Grand Cayman (UK Overseas Ter) - 0.6 Netherlands - 0.5 Switzerland - 0.4 Luxembourg - 0.3 Germany - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.6 Asurion LLC 1.8 Acrisure LLC 1.4 Fertitta Entertainment LLC/NV 1.3 TransDigm Inc 1.3 Clydesdale Acquisition Holdings Inc 1.2 MH Sub I LLC 1.2 Altice France SA 1.1 AI Aqua Merger Sub Inc 1.1 Neptune Bidco US Inc 1.0 14.0
VIP Equity-Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 7,191,259,399
Holdings Count | shares	117
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$7,191,259,399
Number of Holdings	117
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.1 Information Technology 16.1 Health Care 14.1 Industrials 10.6 Consumer Discretionary 10.0 Consumer Staples 9.0 Energy 6.5 Utilities 4.6 Communication Services 4.3 Materials 3.1 Real Estate 1.7 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 87.7 Canada 3.0 Taiwan 2.4 United Kingdom 2.3 Korea (South) 2.0 Netherlands 1.0 Germany 0.6 Italy 0.4 Japan 0.4 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Canada - 3.0 Taiwan - 2.4 United Kingdom - 2.3 Korea (South) - 2.0 Netherlands - 1.0 Germany - 0.6 Italy - 0.4 Japan - 0.4 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 4.3 Amazon.com Inc 3.7 JPMorgan Chase & Co 3.1 Exxon Mobil Corp 2.8 AbbVie Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Johnson & Johnson 2.3 Samsung Electronics Co Ltd 2.0 Linde PLC 1.9 Gilead Sciences Inc 1.8 26.8
VIP Equity-Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 7,191,259,399
Holdings Count | shares	117
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$7,191,259,399
Number of Holdings	117
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.1 Information Technology 16.1 Health Care 14.1 Industrials 10.6 Consumer Discretionary 10.0 Consumer Staples 9.0 Energy 6.5 Utilities 4.6 Communication Services 4.3 Materials 3.1 Real Estate 1.7 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 87.7 Canada 3.0 Taiwan 2.4 United Kingdom 2.3 Korea (South) 2.0 Netherlands 1.0 Germany 0.6 Italy 0.4 Japan 0.4 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Canada - 3.0 Taiwan - 2.4 United Kingdom - 2.3 Korea (South) - 2.0 Netherlands - 1.0 Germany - 0.6 Italy - 0.4 Japan - 0.4 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 4.3 Amazon.com Inc 3.7 JPMorgan Chase & Co 3.1 Exxon Mobil Corp 2.8 AbbVie Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Johnson & Johnson 2.3 Samsung Electronics Co Ltd 2.0 Linde PLC 1.9 Gilead Sciences Inc 1.8 26.8
VIP Equity Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 7,191,259,399
Holdings Count | shares	117
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$7,191,259,399
Number of Holdings	117
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.1 Information Technology 16.1 Health Care 14.1 Industrials 10.6 Consumer Discretionary 10.0 Consumer Staples 9.0 Energy 6.5 Utilities 4.6 Communication Services 4.3 Materials 3.1 Real Estate 1.7 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 87.7 Canada 3.0 Taiwan 2.4 United Kingdom 2.3 Korea (South) 2.0 Netherlands 1.0 Germany 0.6 Italy 0.4 Japan 0.4 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Canada - 3.0 Taiwan - 2.4 United Kingdom - 2.3 Korea (South) - 2.0 Netherlands - 1.0 Germany - 0.6 Italy - 0.4 Japan - 0.4 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 4.3 Amazon.com Inc 3.7 JPMorgan Chase & Co 3.1 Exxon Mobil Corp 2.8 AbbVie Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Johnson & Johnson 2.3 Samsung Electronics Co Ltd 2.0 Linde PLC 1.9 Gilead Sciences Inc 1.8 26.8
VIP Equity-Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 7,191,259,399
Holdings Count | shares	117
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$7,191,259,399
Number of Holdings	117
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.1 Information Technology 16.1 Health Care 14.1 Industrials 10.6 Consumer Discretionary 10.0 Consumer Staples 9.0 Energy 6.5 Utilities 4.6 Communication Services 4.3 Materials 3.1 Real Estate 1.7 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 87.7 Canada 3.0 Taiwan 2.4 United Kingdom 2.3 Korea (South) 2.0 Netherlands 1.0 Germany 0.6 Italy 0.4 Japan 0.4 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Canada - 3.0 Taiwan - 2.4 United Kingdom - 2.3 Korea (South) - 2.0 Netherlands - 1.0 Germany - 0.6 Italy - 0.4 Japan - 0.4 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 4.3 Amazon.com Inc 3.7 JPMorgan Chase & Co 3.1 Exxon Mobil Corp 2.8 AbbVie Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Johnson & Johnson 2.3 Samsung Electronics Co Ltd 2.0 Linde PLC 1.9 Gilead Sciences Inc 1.8 26.8
VIP Floating Rate High Income Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 417,138,920
Holdings Count | shares	543
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$417,138,920
Number of Holdings	543
Portfolio Turnover	44%

Holdings [Text Block]	BBB 3.2 BB 21.8 B 59.2 CCC,CC,C 7.0 Not Rated 4.2 Equities 1.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 3.2 BB - 21.8 B - 59.2 CCC,CC,C - 7.0 Not Rated - 4.2 Equities - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.7 Corporate Bonds 3.4 Common Stocks 1.1 Alternative Funds 0.7 Asset-Backed Securities 0.4 Preferred Securities 0.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.7 Corporate Bonds - 3.4 Common Stocks - 1.1 Alternative Funds - 0.7 Asset-Backed Securities - 0.4 Preferred Securities - 0.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 92.0 United Kingdom 2.5 France 1.3 Canada 1.1 Grand Cayman (UK Overseas Ter) 0.6 Netherlands 0.5 Switzerland 0.4 Luxembourg 0.3 Germany 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.0 United Kingdom - 2.5 France - 1.3 Canada - 1.1 Grand Cayman (UK Overseas Ter) - 0.6 Netherlands - 0.5 Switzerland - 0.4 Luxembourg - 0.3 Germany - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.6 Asurion LLC 1.8 Acrisure LLC 1.4 Fertitta Entertainment LLC/NV 1.3 TransDigm Inc 1.3 Clydesdale Acquisition Holdings Inc 1.2 MH Sub I LLC 1.2 Altice France SA 1.1 AI Aqua Merger Sub Inc 1.1 Neptune Bidco US Inc 1.0 14.0